Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		¥ 921,320		¥ 799,241
Derivative assets		27,260		17,828
Derivative liabilities		34,450		49,135
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		921,320		799,241
Other investments	[1]	21,597		24,669
Derivative assets	[2]	27,260		17,828
Total assets		3,111,180		2,977,805
Derivative liabilities	[2]	34,450		49,135
Total liabilities		34,450		49,135
Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,343,401		1,355,335
Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		60,531		60,539
Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		169,803		143,981
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		27,042	[3]	41,460
Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		399,546	[4]	418,547
Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		15,192	[5]	884
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		125,488		115,321
Marketable securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		921,320		799,241
Total assets		1,044,469		943,556
Marketable securities | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		18,483		5,084
Marketable securities | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,518		6,515
Marketable securities | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,433		5,727
Marketable securities | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,007	[3]	2,309
Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		86,708	[4]	124,680
Securities investments and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	21,597		24,669
Total assets		2,039,451		2,016,421
Securities investments and other | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,324,918		1,350,251
Securities investments and other | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		52,013		54,024
Securities investments and other | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		161,370		138,254
Securities investments and other | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,035	[3]	39,151
Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		312,838	[4]	293,867
Securities investments and other | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		15,192	[5]	884
Securities investments and other | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		125,488		115,321
Other current assets/Liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	25,409		17,257
Total assets		25,409		17,257
Derivative liabilities	[2]	15,743		20,680
Total liabilities		15,743		20,680
Other noncurrent assets/Liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	1,851		571
Total assets		1,851		571
Derivative liabilities	[2]	18,707		28,455
Total liabilities		18,707		28,455
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		611,108		501,448
Other investments	[1]	6,589		7,179
Derivative assets	[2]	981		437
Total assets		743,984		624,264
Derivative liabilities	[2]	520		668
Total liabilities		520		668
Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		125,306		115,200
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		310,212		297,793
Other investments	[1]	4,525		4,027
Derivative assets	[2]	26,279		17,391
Total assets		2,299,034		2,319,995
Derivative liabilities	[2]	33,930		48,467
Total liabilities		33,930		48,467
Level 2 | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,343,401		1,355,335
Level 2 | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		60,531		60,539
Level 2 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		168,493		140,635
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		27,042	[3]	41,460
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		358,369	[4]	402,694
Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		182		121
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	10,483		13,463
Total assets		68,162		33,546
Level 3 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,310		3,346
Level 3 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		41,177	[4]	15,853
Level 3 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		¥ 15,192	[5]	¥ 884

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.
[3]	2,215 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and are included in the consolidated balance sheets as securities investments and other.
[4]	165,236 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2. 32,167 million yen are included in the consolidated balance sheets as marketable securities and 133,069 million yen are included in the consolidated balance sheets as securities investments and other.
[5]	14,619 million yen are included in foreign securities for which the fair value option has been elected and classified in level 3 and are included in the consolidated balance sheets as securities investments and other.